Warrants	12 Months Ended
Dec. 31, 2024
Warrants
Warrants

Note 15 — Warrants

After the first Reverse Stock Split, the Exercise Price was adjusted from $11.50 to $115.

Following the second 20 - to - 1 Reverse Share Split, the number of Ordinary Shares issuable upon exercise of each outstanding public warrant will be decreased proportionally to reflect the reduction in issued and outstanding Ordinary Shares. The exercise price of the warrants will be adjusted (rounded to the nearest cent). The adjustment is made by multiplying the exercise price immediately prior to the adjustment by a fraction. The numerator of this fraction is the number of Ordinary Shares purchasable upon exercise of the warrants immediately prior to the adjustment, and the denominator is the number of Ordinary Shares so purchasable immediately after the adjustment. with a proportionate adjustment downwards to the shares underlying the warrants, as further described in section 4.2 of the Warrant Agreement. The Exercise Price adjustment was made pursuant to section 4.3.1 of the Warrant Agreement.

As of December 31, 2024, the Company has 5,750,000 public warrants and 270,500 private warrants.

The Company accounts for its outstanding Warrants in accordance with the guidance contained in ASC 815-40-15-7D and 7F. Management has determined that under the Private Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Private Warrants as liabilities at their fair value and adjusts the Private Warrants to fair value at each reporting period. Management has further determined that its Public Warrants qualify for equity treatment. Warrant liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statements of operations. The Private Warrants are valued using a Black Scholes model.

Public Warrants

On June 24, 2021, the Company sold 5,750,000 units at a price of $10.00 per Public Unit in its Initial Public Offering. Each Public Unit consists of one ordinary share of the Company, $0.0001 par value per share, one right and one redeemable warrant (the “Public Warrant”). Each Public Warrant entitles the holder to purchase one-half (1/2) of an Ordinary Shares at an exercise price of $11.50 per whole share, subject to adjustment as described in Form S-1 Amendment No. 2 filed on June 11, 2021. Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares. This means that only an even number of warrants may be exercised at any given time by a warrant holder.

The Public Warrants became exercisable on September 16, 2022, the Business Combination date. As of December 31, 2024, the Public Warrants are exercisable for cash as the Company has an effective and current registration statement covering the Ordinary Share issuable upon exercise of the Public Warrants. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

The Company may call the warrants for redemption (excluding the Private Warrants), in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the Public Warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,

●	if, and only if, the reported last sale price of the Ordinary Shares equals or exceeds $16.50 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the Class A Ordinary Share underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

Private Warrants

Simultaneously with the closing of the Initial Public Offering, the Company consummated a private placement of 270,500 Private Units at $10.0 per unit. The Private Units are identical to the units sold in the Initial Public Offering except that the warrants included in the Private Units (the “Private Warrants”) and the Ordinary Shares issuable upon the exercise of the Private Warrants will not be transferable, assignable or saleable until after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The private warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The fair value of these warrants, using the Black-Scholes option pricing model, on the date of issuance was $625,000. Variables used in the option-pricing model include (1) risk-free interest rate at the date of grant (0.90%), (2) expected warrant life of 5 years, (3) expected volatility of 58.40%, and (4) expected dividend yield of 0.

The key inputs into the Black-Scholes model were as follows at their following measurement dates:

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2024
	USD	USD	USD	RMB
Input
Share price	2.27	3.55	4.93	35.44
Risk-free interest rate	4.02%	3.95%	4.26%	4.26%
Volatility	65.2%	60.6%	59.5%	59.5%
Exercise price	11.50	11.50	2,300	16,533
Warrant life (yr)	4.71 years	3.71 years	2.71 years	2.71 years

As of December 31, 2023 and December 31, 2024, the aggregate value of the private warrants was RMB 62,200 and RMB 0. The change in fair value of private warrants was RMB 372,961 and RMB 62,543 for the years ended December 31, 2023 and December 31, 2024, respectively.

The following table presents information about the Company’s warrants that were measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2024, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

Description	Warrant Liability		Quoted Prices In Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Other Unobservable Inputs (Level 3)
December 31, 2023	RMB	62,200	RMB	-	RMB	-	RMB	62,200
December 31, 2024	RMB	-	RMB	-	RMB	-	RMB	-

The following table summarizes the Company’s Warrants activities and status of Warrants on December 31, 2024:

Private Warrants	Warrants	Weighted Average Exercise Price Per Share	Average Remaining Period (Years)
Outstanding as of December 31, 2022	270,500	$11.50	4.71
Issued	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding as of December 31, 2023	270,500	$11.50	3.71
Issued	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding as of December 31, 2024	270,500	$2,300	2.71